PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net
Cost	$ 8,248,124	$ 7,798,255
Less: accumulated depreciation and amortization	(2,517,364)	(2,142,432)
Property and equipment, net	5,730,760	5,655,823
Buildings [Member]
Property and Equipment, Net
Cost	5,178,450	5,179,324
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	905,319	898,038
Leasehold improvements [Member]
Property and Equipment, Net
Cost	829,706	755,804
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	207,314	225,146
Transportation [Member]
Property and Equipment, Net
Cost	97,132	87,281
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 1,030,203	$ 652,662